UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $196,394 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107    14628   300000 SH       SOLE                   300000
AFLAC INC                      COM              001055102    11540   270000 SH       SOLE                   270000
AMERICAN COMMERCIAL LINES      COM PAR $0.01    025195405     6028   207000 SH       SOLE                   207000
BHP BILLITON PLC               SPONSORED ADR    05545E209     8265   150000 SH       SOLE                   150000
CB RICHARD ELLIS GROUP INC     CL A             12497T101     9979   850000 SH       SOLE                   850000
COVANTA HLDG CORP              COM              22282E102    12920   760000 SH       SOLE                   760000
ELECTRONIC ARTS INC            COM              285512109     9525   500000 SH       SOLE                   500000
HARMAN INTL INDS INC           COM              413086109    10164   300000 SH       SOLE                   300000
KEYCORP NEW                    COM              493267108     7800  1200000 SH       SOLE                  1200000
MASTERCARD INC                 CL A             57636Q104    13140    65000 SH       SOLE                    65000
MODUSLINK GLOBAL SOLUTIONS I   COM              60786L107     3236   400000 SH       SOLE                   400000
NII HLDGS INC                  CL B NEW         62913F201    16834   560000 SH       SOLE                   560000
POPULAR INC                    COM              733174106     3538  1250000 SH       SOLE                  1250000
REGIONS FINANCIAL CORP NEW     COM              7591EP100    18630  3000000 SH       SOLE                  3000000
SPDR GOLD TRUST                GOLD SHS         78463V107     8897    90000 SH       SOLE                    90000
THERMO FISHER SCIENTIFIC INC   COM              883556102    10044   230000 SH       SOLE                   230000
TRANSDIGM GROUP INC            COM              893641100    16686   335000 SH       SOLE                   335000
TRANSOCEAN LTD                 REG SHS          H8817H100    14540   170000 SH       SOLE                   170000